INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
Intangible assets, net
Total cost of intangible assets	$ 5,812,699	$ 4,560,513
Less: accumulated amortization	(3,389,169)	(2,927,687)
Add: foreign exchange difference	112,063	91,618
Intangible assets, net	2,535,593	1,724,444
Amortization expense	461,482	343,578	490,883
Estimated amortization expenses of the existing intangible assets for the next five years
Year 1	645,187
Year 2	597,523
Year 3	546,210
Year 4	224,781
Year 5	143,369
Domain names
Intangible assets, net
Total cost of intangible assets	2,077,796	2,057,235
Copyrights
Intangible assets, net
Total cost of intangible assets	1,648,532	1,648,532
Partnership agreement
Intangible assets, net
Total cost of intangible assets	349,783	349,783
Trade name
Intangible assets, net
Total cost of intangible assets	1,034,312	262,360
Student base
Intangible assets, net
Total cost of intangible assets	221,082	221,082
Non-compete agreement
Intangible assets, net
Total cost of intangible assets	49,846	17,012
Education license
Intangible assets, net
Total cost of intangible assets	4,509	4,509
Customer relationship
Intangible assets, net
Total cost of intangible assets	$ 426,839